Consolidated Cash Flow Statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Cash consideration received on sale of subsidiaries	£ 348	[1]	£ 0	£ 149	[1]
Carrying value of assets and liabilities	£ 348		£ 0	£ 138

[1]	In 2018, the Santander UK group sold a number of subsidiaries for a cash consideration of £348m (2017: £nil, 2016: £149m). The carrying value of the net assets disposed of was £348m (2017: £nil, 2016: £138m).